UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)

                                   ----------

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: JANUARY 31, 2010

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS

                                                    OCTOBER 31, 2009 (UNAUDITED)

HANCOCK HORIZON BURKENROAD FUND

                                                                        VALUE
DESCRIPTION                                                SHARES       (000)
-----------                                              ----------   ----------
COMMON STOCK -- 96.2%
   Airlines -- 1.0%
      Airtran Holdings *                                    100,000   $      423
                                                                      ----------
   TOTAL AIRLINES                                                            423
                                                                      ----------
   Banks -- 5.4%
      Iberiabank                                             14,000          606
      Midsouth Bancorp                                       11,116          161
      Prosperity Bancshares                                  20,000          716
      Southside Bancshares                                   35,000          728
      Teche Holding                                           4,000          124
                                                                      ----------
   TOTAL BANKS                                                             2,335
                                                                      ----------
   Commercial Services -- 4.0%
      Comfort Systems USA                                    60,000          654
      Rollins                                                35,000          633
      Team *                                                 26,000          422
                                                                      ----------
   TOTAL COMMERCIAL SERVICES                                               1,709
                                                                      ----------
   Computer & Electronics Retail -- 1.8%
      RadioShack                                             46,000          777
                                                                      ----------
   TOTAL COMPUTER & ELECTRONICS RETAIL                                       777
                                                                      ----------
   Computers & Services -- 1.6%
      Adtran                                                 29,000          668
                                                                      ----------
   TOTAL COMPUTERS & SERVICES                                                668
                                                                      ----------
   Containers & Packaging -- 1.9%
      Bway Holding *                                         45,000          800
                                                                      ----------
   TOTAL CONTAINERS & PACKAGING                                              800
                                                                      ----------
   Correctional Institutions -- 1.7%
      Geo Group *                                            35,000          740
                                                                      ----------
   TOTAL CORRECTIONAL INSTITUTIONS                                           740
                                                                      ----------
   Electrical Utilities -- 1.8%
      El Paso Electric *                                     40,000          750
                                                                      ----------
   TOTAL ELECTRICAL UTILITIES                                                750
                                                                      ----------
   Engineering Services -- 3.2%
      Orion Marine Group *                                   45,000          857
      Shaw Group *                                           20,000          513
                                                                      ----------
   TOTAL ENGINEERING SERVICES                                              1,370
                                                                      ----------

                                                                        VALUE
DESCRIPTION                                                SHARES       (000)
-----------                                              ----------   ----------
   Financial Services -- 1.2%
      Ezcorp, Cl A *                                         40,000   $      519
                                                                      ----------
   TOTAL FINANCIAL SERVICES                                                  519
                                                                      ----------
   Food, Beverage & Tobacco -- 3.2%
      National Beverage *                                    65,000          712
      Sanderson Farms                                        18,000          658
                                                                      ----------
   TOTAL FOOD, BEVERAGE & TOBACCO                                          1,370
                                                                      ----------
   Gas & Natural Gas -- 1.8%
      Spectra Energy Partners (A)                            30,000          767
                                                                      ----------
   TOTAL GAS & NATURAL GAS                                                   767
                                                                      ----------
   Household Products -- 2.6%
      Tupperware Brands                                      25,000        1,126
                                                                      ----------
   TOTAL HOUSEHOLD PRODUCTS                                                1,126
                                                                      ----------
   Insurance -- 4.6%
      Amerisafe *                                            40,000          741
      Infinity Property & Casualty                           15,000          580
      ProAssurance *                                         13,000          654
                                                                      ----------
   TOTAL INSURANCE                                                         1,975
                                                                      ----------
   Leasing & Renting -- 1.2%
      Aaron Rents                                            21,000          526
                                                                      ----------
   TOTAL LEASING & RENTING                                                   526
                                                                      ----------
   Manufacturing -- 5.0%
      AZZ *                                                  25,000          857
      Cal-Maine Foods                                        23,000          624
      Flowers Foods                                          28,000          654
                                                                      ----------
   TOTAL MANUFACTURING                                                     2,135
                                                                      ----------
   Medical Products & Services -- 7.4%
      Cyberonics *                                           40,000          578
      Immucor *                                              40,000          715
      LHC Group *                                            15,000          419
      Mednax *                                               15,000          779
      US Physical Therapy *                                  48,000          674
                                                                      ----------
   TOTAL MEDICAL PRODUCTS & SERVICES                                       3,165
                                                                      ----------
   Metals & Mining -- 1.9%
      CARBO Ceramics                                         14,000          817
                                                                      ----------
   TOTAL METALS & MINING                                                     817
                                                                      ----------

SCHEDULE OF INVESTMENTS

                                                    OCTOBER 31, 2009 (UNAUDITED)

HANCOCK HORIZON BURKENROAD FUND

                                                                        VALUE
DESCRIPTION                                                SHARES       (000)
-----------                                              ----------   ----------
   Office Furniture & Fixtures -- 4.0%
      SYKES Enterprises *                                    35,000   $      831
      Tech Data *                                            23,000          884
                                                                      ----------
   TOTAL OFFICE FURNITURE & FIXTURES                                       1,715
                                                                      ----------
   Paper & Paper Products -- 4.6%
      Rock-Tenn, Cl A                                        17,000          744
      Schweitzer-Mauduit                                     12,000          620
         International
      Temple-Inland                                          40,000          618
                                                                      ----------
   TOTAL PAPER & PAPER PRODUCTS                                            1,982
                                                                      ----------
   Petroleum & Fuel Products -- 10.4%
      Dril-Quip *                                            17,000          826
      Gulf Island Fabrication                                25,000          478
      Hornbeck Offshore Services *                           30,000          729
      SEACOR Holdings *                                       9,000          732
      Superior Energy Services *                             35,000          756
      Walter Energy                                          16,000          936
                                                                      ----------
   TOTAL PETROLEUM & FUEL PRODUCTS                                         4,457
                                                                      ----------
   Real Estate Investment Trust -- 2.5%
      American Campus                                        24,000          649
         Communities
      EastGroup Properties                                   12,000          442
                                                                      ----------
   TOTAL REAL ESTATE INVESTMENT TRUST                                      1,091
                                                                      ----------
   Retail -- 8.3%
      Brinker International                                  45,000          569
      Fossil *                                               40,000        1,069
      Hibbett Sports *                                       38,000          712
      Pool                                                   30,000          587
      Sally Beauty Holdings *                                90,000          608
                                                                      ----------
   TOTAL RETAIL                                                            3,545
                                                                      ----------
   Semi-Conductors & Instruments -- 3.4%
      Diodes *                                               39,000          639
      Silicon Laboratories *                                 20,000          838
                                                                      ----------
   TOTAL SEMI-CONDUCTORS & INSTRUMENTS                                     1,477
                                                                      ----------
   Telecommunication Services -- 3.5%
      Earthlink                                              84,000          680
      Rackspace Hosting *                                    50,000          838
                                                                      ----------
   TOTAL TELECOMMUNICATION SERVICES                                        1,518
                                                                      ----------

                                                                        VALUE
DESCRIPTION                                                SHARES       (000)
-----------                                              ----------   ----------
   Transportation Services -- 3.0%
      Gulfmark Offshore *                                    25,000   $      692
      Kirby *                                                18,000          608
                                                                      ----------
   TOTAL TRANSPORTATION SERVICES                                           1,300
                                                                      ----------
   Utilities -- 3.5%
      Cleco                                                  30,000          742
      Powell Industries *                                    20,000          736
                                                                      ----------
   TOTAL UTILITIES                                                         1,478
                                                                      ----------
   Wireless Telecommunication Services -- 1.7%
      Syniverse Holdings *                                   42,000          719
                                                                      ----------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                                 719
                                                                      ----------
   TOTAL COMMON STOCK (COST $37,369)                                      41,254
                                                                      ----------
CASH EQUIVALENT -- 3.9%
   Hancock Horizon Government
      Money Market Fund,
      Trust Class Shares, 0.010% (B) (C)                  1,684,277        1,684
                                                                      ----------
   TOTAL CASH EQUIVALENT (COST $1,684)                                     1,684
                                                                      ----------
   TOTAL INVESTMENTS -- 100.1% (COST $39,053) +                       $   42,938
                                                                      ----------

PERCENTAGES ARE BASED ON NET ASSETS $42,907 (000).

*    NON-INCOME PRODUCING SECURITY.

(A) SECURITY CONSIDERED MASTER LIMITED PARTNERSHIP. AT OCTOBER 31, 2009, THIS SECURITY AMOUNTED TO $767 (000S), OR 1.8% OF NET ASSETS.

(B)  INVESTMENT IN AFFILIATED COMPANY.

(C)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2009.

CL - CLASS

+ AT OCTOBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $39,053, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $5,790 AND $(1,905), RESPECTIVELY. COST AND UNREALIZED FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

AS OF OCTOBER 31, 2009, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1 IN ACCORDANCE WITH ASC 820 (FORMERLY SFAS NO. 157).

HHF-QH-002-0300

SCHEDULE OF INVESTMENTS

                                                    OCTOBER 31, 2009 (UNAUDITED)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

                                                                         VALUE
DESCRIPTION                                                SHARES        (000)
-----------                                              ----------   ----------
COMMON STOCK -- 104.9%
   Aerospace & Defense -- 1.1%
      Cubic (1)                                               5,700   $      198
                                                                      ----------
   TOTAL AEROSPACE & DEFENSE                                                 198
                                                                      ----------
   Building & Construction -- 1.1%
      Apogee Enterprises (1)                                 15,000          199
                                                                      ----------
   TOTAL BUILDING & CONSTRUCTION                                             199
                                                                      ----------
   Chemicals -- 2.0%
      HB Fuller (1)                                          10,100          193
      Schulman A (1)                                          9,350          162
                                                                      ----------
   TOTAL CHEMICALS                                                           355
                                                                      ----------
   Computer Software -- 2.4%
      Fair Isaac (1)                                         11,000          224
      JDA Software Group * (1)                               11,200          222
                                                                      ----------
   TOTAL COMPUTER SOFTWARE                                                   446
                                                                      ----------
   Computers & Services -- 10.3%
      Arris Group * (1)                                      16,100          165
      Cisco Systems * (1)                                    12,000          274
      DST Systems * (1)                                       4,700          196
      EMC * (1)                                              14,200          234
      Fidelity National Information Services (1)             12,960          282
      International Business Machines (1)                     2,200          265
      Juniper Networks * (1)                                 11,400          291
      Western Digital * (1)                                   4,590          155
                                                                      ----------
   TOTAL COMPUTERS & SERVICES                                              1,862
                                                                      ----------
   Containers & Packaging -- 2.3%
      Owens-Illinois * (1)                                    6,800          217
      Pactiv * (1)                                            8,800          203
                                                                      ----------
   TOTAL CONTAINERS & PACKAGING                                              420
                                                                      ----------
   Data Processing & Outsourced Services -- 1.0%
      Computer Sciences * (1)                                 3,600          183
                                                                      ----------
   TOTAL DATA PROCESSING & OUTSOURCED SERVICES                               183
                                                                      ----------
   Diversified Support Services -- 1.1%
      ATC Technology * (1)                                   10,000          209
                                                                      ----------
   TOTAL DIVERSIFIED SUPPORT SERVICES                                        209
                                                                      ----------
   Drugs -- 6.7%
      McKesson (1)                                            3,900          229
      Mylan * (1)                                            17,800          289
      Par Pharmaceutical * (1)                               10,800          226
      Schering-Plough (1)                                     8,000          226
      Valeant Pharmaceuticals (1)
         International * (1)                                  8,500          250
                                                                      ----------
   TOTAL DRUGS                                                             1,220
                                                                      ----------

                                                                         VALUE
DESCRIPTION                                                SHARES        (000)
-----------                                              ----------   ----------
   E-Commerce -- 1.6%
      priceline.com * (1)                                     1,800   $      284
                                                                      ----------
   TOTAL E-COMMERCE                                                          284
                                                                      ----------
   Electrical Components & Equipment -- 1.0%
      Technitrol (1)                                         24,000          187
                                                                      ----------
   TOTAL ELECTRICAL COMPONENTS & EQUIPMENT                                   187
                                                                      ----------
   Engineering Services -- 1.4%
      EMCOR Group * (1)                                      10,600          250
                                                                      ----------
   TOTAL ENGINEERING SERVICES                                                250
                                                                      ----------
   Financial Services -- 4.9%
      Affiliated Managers Group * (1)                         3,400          216
      Goldman Sachs Group (1)                                 1,650          281
      NYSE Euronext (1)                                       7,900          204
      optionsXpress Holdings (1)                             11,700          183
                                                                      ----------
   TOTAL FINANCIAL SERVICES                                                  884
                                                                      ----------
   Food, Beverage & Tobacco -- 4.8%
      Coca-Cola Enterprises (1)                              16,300          311
      ConAgra Foods (1)                                      14,080          296
      Lorillard (1)                                           3,500          272
                                                                      ----------
   TOTAL FOOD, BEVERAGE & TOBACCO                                            879
                                                                      ----------
   Health Care Services -- 1.3%
      Quest Diagnostics (1)                                   4,100          229
                                                                      ----------
   TOTAL HEALTH CARE SERVICES                                                229
                                                                      ----------
   Hotels & Lodging -- 1.5%
      Wyndham Worldwide (1)                                  16,100          275
                                                                      ----------
   TOTAL HOTELS & LODGING                                                    275
                                                                      ----------
   Industrials -- 1.1%
      Carlisle (1)                                            6,600          205
                                                                      ----------
   TOTAL INDUSTRIALS                                                         205
                                                                      ----------
   Information Technology -- 3.7%
      McAfee * (1)                                            5,100          214
      Micros Systems * (1)                                    9,700          261
      Oracle (1)                                              9,000          190
                                                                      ----------
   TOTAL INFORMATION TECHNOLOGY                                              665
                                                                      ----------
   Machinery -- 1.2%
      Watts Water Technologies, Cl A (1)                      7,600          215
                                                                      ----------
   TOTAL MACHINERY                                                           215
                                                                      ----------
   Managed Health Care -- 1.0%
      UnitedHealth Group (1)                                  7,300          189
                                                                      ----------
   TOTAL MANAGED HEALTH CARE                                                 189
                                                                      ----------
   Manufacturing -- 4.0%
      J&J Snack Foods (1)                                     5,800          227
      Kellogg (1)                                             4,300          222
      TreeHouse Foods * (1)                                   7,600          284
                                                                      ----------
   TOTAL MANUFACTURING                                                       733
                                                                      ----------

SCHEDULE OF INVESTMENTS

                                                    OCTOBER 31, 2009 (UNAUDITED)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

                                                                         VALUE
DESCRIPTION                                                SHARES        (000)
-----------                                              ----------   ----------
   Medical Products & Services -- 11.6%
      Cerner * (1)                                            5,600   $      426
      Community Health Systems * (1)                          7,100          222
      Kinetic Concepts * (1)                                  6,600          219
      Mettler-Toledo International * (1)                      2,600          254
      Millipore * (1)                                         3,300          221
      RehabCare Group * (1)                                   8,400          158
      Thermo Fisher Scientific * (1)                          4,600          207
      Universal Health Services, Cl B (1)                     3,600          200
      WellPoint * (1)                                         4,200          196
                                                                      ----------
   TOTAL MEDICAL PRODUCTS & SERVICES                                       2,103
                                                                      ----------
   Office Furniture & Fixtures -- 3.6%
      HNI (1)                                                 9,800          258
      SYNNEX * (1)                                            7,000          180
      Tech Data * (1)                                         5,800          223
                                                                      ----------
   TOTAL OFFICE FURNITURE & FIXTURES                                         661
                                                                      ----------
   Paper & Paper Products -- 6.4%
      Buckeye Technologies * (1)                             21,000          188
      International Paper (1)                                11,000          245
      Packaging Corp of America (1)                          15,300          280
      Rock-Tenn, Cl A (1)                                     5,200          228
      Schweitzer-Mauduit International (1)                    4,400          227
                                                                      ----------
   TOTAL PAPER & PAPER PRODUCTS                                            1,168
                                                                      ----------
   Petroleum Refining -- 2.1%
      World Fuel Services (1)                                 7,350          374
                                                                      ----------
   TOTAL PETROLEUM REFINING                                                  374
                                                                      ----------
   Printing & Publishing -- 1.4%
      RR Donnelley & Sons (1)                                12,300          247
                                                                      ----------
   TOTAL PRINTING & PUBLISHING                                               247
                                                                      ----------
   Retail -- 15.7%
      Aeropostale * (1)                                       5,500          206
      Bob Evans Farms (1)                                     7,060          186
      DineEquity (1)                                          6,700          142
      Dollar Tree * (1)                                       5,700          257
      Guess? (1)                                              7,000          256
      Gymboree * (1)                                          5,100          217
      JOS A Bank Clothiers * (1)                              5,400          221
      Kohl's * (1)                                            4,700          269
      PF Chang's China Bistro * (1)                           6,000          175
      Ross Stores (1)                                         5,200          229
      TJX (1)                                                 6,400          239
      True Religion Apparel * (1)                             9,000          232
      Unifirst (1)                                            5,400          227
                                                                      ----------
   TOTAL RETAIL                                                            2,856
                                                                      ----------

                                                                         VALUE
DESCRIPTION                                                SHARES        (000)
-----------                                              ----------   ----------
   Semi-Conductors & Instruments -- 3.6%
      Silicon Laboratories * (1)                              5,700   $      239
      Skyworks Solutions * (1)                               20,200          210
      Texas Instruments (1)                                   8,400          197
                                                                      ----------
   TOTAL SEMI-CONDUCTORS & INSTRUMENTS                                       646
                                                                      ----------
      Telecommunication Services -- 1.0%
      Valueclick * (1)                                       17,800          175
                                                                      ----------
   TOTAL TELECOMMUNICATION SERVICES                                          175
                                                                      ----------
   Telephones & Telecommunication -- 1.4%
      CenturyTel (1)                                          7,809          253
                                                                      ----------
   TOTAL TELEPHONES & TELECOMMUNICATION                                      253
                                                                      ----------
      Wholesale -- 1.4%
      AmerisourceBergen, Cl A (1)                            11,800          261
                                                                      ----------
   TOTAL WHOLESALE                                                           261
                                                                      ----------
   Wireless Telecommunication Services -- 1.2%
      Syniverse Holdings * (1)                               12,500          214
                                                                      ----------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                                 214
                                                                      ----------
   TOTAL COMMON STOCK (COST $17,050)                                      19,045
                                                                      ----------
CASH EQUIVALENTS -- 6.3%
      Federated Prime Obligations Fund, Cl I,
         0.180% (A) (1)                                     428,332          428
      SEI Daily Income Prime Obligations Fund, Cl A,
         0.150% (A) (1)                                     713,522          714
                                                                      ----------
   TOTAL CASH EQUIVALENTS (COST $1,142)                                    1,142
                                                                      ----------
   TOTAL INVESTMENTS -- 111.2% (COST $18,192) +                       $   20,187
                                                                      ----------
SECURITIES SOLD SHORT -- (7.4)%
COMMON STOCK -- (7.4)%
   Aerospace & Defense -- (0.5)%
      Aerovironment *                                        (2,150)         (57)
      Orbital Sciences *                                     (2,380)         (31)
                                                                      ----------
   TOTAL AEROSPACE & DEFENSE                                                 (88)
                                                                      ----------
   Agriculture -- (0.2)%
      Monsanto                                                 (470)         (32)
                                                                      ----------
   TOTAL AGRICULTURE                                                         (32)
                                                                      ----------
   Banks -- (0.5)%
      Glacier Bancorp                                        (2,360)         (31)
      New York Community Bancorp                             (3,180)         (35)
      People's United Financial                              (2,200)         (35)
                                                                      ----------
   TOTAL BANKS                                                              (101)
                                                                      ----------
      Commercial Services -- (0.4)%
      Stericycle *                                           (1,250)         (66)
                                                                      ----------
   TOTAL COMMERCIAL SERVICES                                                 (66)
                                                                      ----------

SCHEDULE OF INVESTMENTS

                                                    OCTOBER 31, 2009 (UNAUDITED)
HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

                                                                        VALUE
DESCRIPTION                                                SHARES       (000)
-----------                                              ----------   ----------
   Data Processing & Outsourced Services -- (0.9)%
      Dun & Bradstreet                                         (800)  $      (61)
      FTI Consulting *                                       (1,300)         (53)
      Navigant Consulting *                                  (2,950)         (42)
                                                                      ----------
   TOTAL DATA PROCESSING & OUTSOURCED SERVICES                              (156)
                                                                      ----------
   Diversified Support Services -- (0.2)%
      Healthcare Services Group                              (2,000)         (40)
                                                                      ----------
   TOTAL DIVERSIFIED SUPPORT SERVICES                                        (40)
                                                                      ----------
   Educational Services -- (0.3)%
      American Public Education *                            (1,750)         (56)
                                                                      ----------
   TOTAL EDUCATIONAL SERVICES                                                (56)
                                                                      ----------
   Engineering Services -- (0.3)%
      Aecom Technology *                                     (2,100)         (53)
                                                                      ----------
   TOTAL ENGINEERING SERVICES                                                (53)
                                                                      ----------
   Entertainment & Gaming -- (0.3)%
      Electronic Arts *                                      (3,150)         (57)
                                                                      ----------
   TOTAL ENTERTAINMENT & GAMING                                              (57)
                                                                      ----------
   Food, Beverage & Tobacco -- (0.3)%
      Hansen Natural *                                       (1,800)         (65)
                                                                      ----------
   TOTAL FOOD, BEVERAGE & TOBACCO                                            (65)
                                                                      ----------
   Gas & Natural Gas -- (0.2)%
      Piedmont Natural Gas                                   (1,550)         (36)
                                                                      ----------
   TOTAL GAS & NATURAL GAS                                                   (36)
                                                                      ----------
   Insurance -- (0.3)%
      Fidelity National Financial, Cl A                      (2,600)         (35)
      Stewart Information Services                           (2,460)         (22)
                                                                      ----------
   TOTAL INSURANCE                                                           (57)
                                                                      ----------
   Machinery -- (0.2)%
      Actuant, Cl A                                          (2,050)         (32)
                                                                      ----------
   TOTAL MACHINERY                                                           (32)
                                                                      ----------
   Manufacturing -- (0.2)%
      Hain Celestial Group *                                 (2,100)         (37)
                                                                      ----------
   TOTAL MANUFACTURING                                                       (37)
                                                                      ----------
   Medical Products & Services -- (1.0)%
      Gen-Probe *                                            (1,500)         (62)
      Haemonetics *                                          (1,100)         (57)
      Landauer                                               (1,100)         (57)
                                                                      ----------
   TOTAL MEDICAL PRODUCTS & SERVICES                                        (176)
                                                                      ----------

                                                                        VALUE
DESCRIPTION                                                SHARES       (000)
-----------                                              ----------   ----------
   Petroleum & Fuel Products -- (0.2)%
      Denbury Resources *                                    (2,350)  $      (34)
                                                                      ----------
   TOTAL PETROLEUM & FUEL PRODUCTS                                           (34)
                                                                      ----------
      Petroleum Refining -- (0.3)%
      Frontier Oil                                           (4,200)         (58)
                                                                      ----------
   TOTAL PETROLEUM REFINING                                                  (58)
                                                                      ----------
      Retail -- (0.2)%
      Spartan Stores                                         (2,820)         (40)
                                                                      ----------
   TOTAL RETAIL                                                              (40)
                                                                      ----------
      Telecommunication Services -- (0.4)%
      Akamai Technologies *                                  (3,150)         (69)
                                                                      ----------
   TOTAL TELECOMMUNICATION SERVICES                                          (69)
                                                                      ----------
   Water Utilities -- (0.5)%
      American States Water                                  (1,050)         (35)
      Aqua America                                           (3,400)         (52)
                                                                      ----------
   TOTAL WATER UTILITIES                                                     (87)
                                                                      ----------
   TOTAL COMMON STOCK (PROCEEDS $(1,359))                                 (1,340)
                                                                      ----------
   TOTAL SECURITIES SOLD SHORT -- (7.4)%
      (PROCEEDS $(1,359))                                             $   (1,340)
                                                                      ----------

PERCENTAGES ARE BASED ON NET ASSETS $18,150 (000).

*    NON-INCOME PRODUCING SECURITY.

(1) ALL OR A PORTION OF THIS SECURITY HAS BEEN HELD IN A SEGREGATED ACCOUNT AS COLLATERAL FOR SECURITIES SOLD SHORT.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2009.

CL - CLASS

NY - NEW YORK

+ AT OCTOBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS (EXCLUDING SECURITIES SOLD SHORT) WAS $18,192, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,533 AND $(538), RESPECTIVELY. COST AND UNREALIZED FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

AS OF OCTOBER 31, 2009, ALL OF THE FUND'S INVESTMENTS AND SECURITIES SOLD SHORT ARE LEVEL 1 IN ACCORDANCE WITH ASC 820 (FORMERLY SFAS NO. 157).

HHF-QH-005-0300

SCHEDULE OF INVESTMENTS

                                                    OCTOBER 31, 2009 (UNAUDITED)

HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND

                                                                         VALUE
DESCRIPTION                                                SHARES        (000)
-----------                                              ----------   ----------
COMMON STOCK -- 90.4%
   Australia -- 2.3%
      BHP Billiton ADR                                       10,300   $      676
                                                                      ----------
   TOTAL AUSTRALIA                                                           676
                                                                      ----------
   Austria -- 4.6%
      Conwert Immobilien Invest *                            21,300          261
      Erste Group Bank                                       13,600          548
      Schoeller-Bleckmann Oilfield
         Equipment                                           11,900          556
                                                                      ----------
   TOTAL AUSTRIA                                                           1,365
                                                                      ----------
   Bermuda -- 1.1%
      Everest Re Group                                        3,700          324
                                                                      ----------
   TOTAL BERMUDA                                                             324
                                                                      ----------
   Brazil -- 9.5%
      Amil Participacoes                                     93,600          536
      Banco Bradesco ADR                                     26,000          512
      Brasil Telecom Participacoes
         ADR                                                 11,300          569
      Itau Unibanco Holding                                  30,410          582
      Petroleo Brasileiro ADR                                12,600          583
                                                                      ----------
   TOTAL BRAZIL                                                            2,782
                                                                      ----------
   Canada -- 1.8%
      Rogers Communications, Cl B                            18,100          530
                                                                      ----------
   TOTAL CANADA                                                              530
                                                                      ----------
   China -- 12.8%
      Anhui Conch Cement, Cl H                               80,000          518
      China Merchants Bank, Cl H                            276,500          707
      China Oilfield Services, Cl H                         226,000          244
      China Shipping Container
         Lines, Cl H                                        774,000          277
      Industrial & Commercial Bank
         of China, Cl H                                     539,000          429
      Mindray Medical
         International ADR                                   21,500          661
      Weichai Power, Cl H                                   143,600          937
                                                                      ----------
   TOTAL CHINA                                                             3,773
                                                                      ----------

                                                                         VALUE
DESCRIPTION                                                SHARES        (000)
-----------                                              ----------   ----------
   Colombia -- 1.8%
      BanColombia ADR                                        13,400   $      530
                                                                      ----------
   TOTAL COLOMBIA                                                            530
                                                                      ----------
   Czech Republic -- 0.7%
      Komercni Banka                                          1,100          216
                                                                      ----------
   TOTAL CZECH REPUBLIC                                                      216
                                                                      ----------
   Finland -- 1.4%
      Nokia                                                  31,300          396
                                                                      ----------
   TOTAL FINLAND                                                             396
                                                                      ----------
   France -- 4.1%
      BNP Paribas                                             9,273          701
      Societe Generale                                        7,468          497
                                                                      ----------
   TOTAL FRANCE                                                            1,198
                                                                      ----------
   Hong Kong -- 1.8%
      Orient Overseas International                         106,000          517
                                                                      ----------
   TOTAL HONG KONG                                                           517
                                                                      ----------
   India -- 1.4%
      ICICI Bank ADR                                         13,500          425
                                                                      ----------
   TOTAL INDIA                                                               425
                                                                      ----------
   Ireland -- 2.2%
      ICON ADR *                                             25,600          632
                                                                      ----------
   TOTAL IRELAND                                                             632
                                                                      ----------
   Japan -- 6.8%
      Denso                                                  19,900          541
      Hitachi                                                88,000          283
      Nippon Steel                                          143,000          542
      Secom                                                  13,800          640
                                                                      ----------
   TOTAL JAPAN                                                             2,006
                                                                      ----------
   Mexico -- 1.0%
      Grupo Elektra                                           7,000          285
   TOTAL MEXICO                                                              285
   Netherlands -- 5.8%
      Core Laboratories                                       5,600          584
      KONINKLIJKE KPN                                        39,900          726
      Royal Dutch Shell, Cl A                                13,452          400
                                                                      ----------
   TOTAL NETHERLANDS                                                       1,710
                                                                      ----------

SCHEDULE OF INVESTMENTS

                                                    OCTOBER 31, 2009 (UNAUDITED)

HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND

                                                                         VALUE
DESCRIPTION                                                SHARES        (000)
-----------                                              ----------   ----------
   Norway -- 4.7%
      DnB                                                    54,700   $      630
      Norsk Hydro                                            37,800          249
      StatoilHydro ADR                                       21,700          513
                                                                      ----------
   TOTAL NORWAY                                                            1,392
                                                                      ----------
   Singapore -- 2.1%
      United Industrial                                     481,800          623
                                                                      ----------
   TOTAL SINGAPORE                                                           623
                                                                      ----------
   South Korea - 3.2%
      Hanjin Shipping                                        13,100          178
      KT ADR                                                 20,000          321
      POSCO ADR                                               4,400          449
                                                                      ----------
   TOTAL SOUTH KOREA                                                         948
                                                                      ----------
   Spain -- 2.8%
      Mapfre                                                192,517          827
                                                                      ----------
   TOTAL SPAIN                                                               827
                                                                      ----------
   Switzerland -- 7.2%
      Credit Suisse Group                                     7,200          384
      Novartis                                                9,200          478
      Roche Holding                                           4,400          706
      Transocean *                                            6,500          545
                                                                      ----------
   TOTAL SWITZERLAND                                                       2,113
                                                                      ----------
   Turkey - 1.4%
      Akbank                                                 50,900          276
      Turkiye Garanti Bankasi                                38,500          140
                                                                      ----------
   TOTAL TURKEY                                                              416
                                                                      ----------
   United Kingdom -- 9.3%
      ARM Holdings ADR                                       70,700          514
      Diageo                                                 31,532          516
      HSBC Holdings                                          44,982          499
      Rio Tinto ADR                                           3,700          659
      Shire                                                  30,700          545
                                                                      ----------
   TOTAL UNITED KINGDOM                                                    2,733
                                                                      ----------
   United States -- 0.6%
      Carnival                                                6,100          178
                                                                      ----------
   TOTAL UNITED STATES                                                       178
                                                                      ----------
   TOTAL COMMON STOCK (COST $22,752)                                      26,595
                                                                      ----------

                                                                         VALUE
DESCRIPTION                                                SHARES        (000)
-----------                                              ----------   ----------
EXCHANGE TRADED FUND -- 0.9%
   iShares MSCI United Kingdom
      Index Fund                                             16,900   $      262
                                                                      ----------
   TOTAL EXCHANGE TRADED FUND  (COST $258)                                   262
                                                                      ----------
CASH EQUIVALENTS -- 17.9%
   Dreyfus Government Cash
      Management, 0.020% (A)                              4,870,378        4,870
   Hancock Horizon Government
      Money Market Fund, Trust
      Class Shares, 0.010% (A) (B)                          397,726          398
                                                                      ----------
   TOTAL CASH EQUIVALENTS (COST $5,268)                                    5,268
                                                                      ----------
   TOTAL INVESTMENTS -- 109.2% (COST $28,278) +                       $   32,125
                                                                      ----------

PERCENTAGES ARE BASED ON NET ASSETS $29,406 (000).

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2009.

(B)  INVESTMENT IN AFFILIATED COMPANY.

ADR  - AMERICAN DEPOSITARY RECEIPT

CL   - CLASS

MSCI - MORGAN STANLEY CAPITAL INTERNATIONAL

+ AT OCTOBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $28,278, AND THE UNREALIZED APPRECIATION AND EPRECIATION WERE $4,583 AND $(736), RESPECTIVELY. COST AND UNREALIZED FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF OCTOBER 31, 2009 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE ($ THOUSANDS):

INVESTMENTS IN SECURITIES   LEVEL 1   LEVEL 2*  LEVEL 3    TOTAL
-------------------------   -------   -------   -------   -------
Common Stock                $11,469   $15,126     $--     $26,595
Exchange Traded Funds           262        --      --         262
Cash Equivalent               5,268        --      --       5,268
                            -------   -------     ---     -------
   TOTAL INVESTMENTS
      IN SECURITIES         $16,999   $15,126     $--     $32,125
                            =======   =======     ===     =======

* REPRESENTS SECURITIES TRADING PRIMARILY OUTSIDE THE UNITED STATES, THE VALUES OF WHICH WERE ADJUSTED AS A RESULT OF SIGNIFICANT MARKET MOVEMENT FOLLOWING THE CLOSE OF LOCAL TRADING.

HHF-QH-003-0300

SCHEDULE OF INVESTMENTS

                                                    OCTOBER 31, 2009 (UNAUDITED)

HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND

                                                            FACE
                                                           AMOUNT       VALUE
DESCRIPTION                                                 (000)       (000)
-----------                                              ----------   ---------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 62.6%
      FFCB
         0.170%, 10/26/10 (A)                            $   40,000   $   40,000
      FHLB
         0.610%, 02/03/10 (A)                                25,000       25,000
         0.670%, 02/05/10 (A)                                25,000       25,000
         0.790%, 03/12/10 (A)                                45,000       45,000
         0.600%, 04/06/10 (A)                                40,000       40,000
         0.500%, 10/29/10                                    25,000       25,000
      FHLMC
         0.180%, 02/23/10 (B)                               100,000       99,943
                                                                      ----------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (COST $299,943)                                                    299,943
                                                                      ----------
REPURCHASE AGREEMENTS (C) -- 37.4%
      Bank of America
         0.040%, dated 10/30/09, to be
         repurchased on 11/02/09, repurchase
         price $89,410,109 (collateralized by various
         U.S. Government obligations, ranging in par
         value $1,530,000 - $16,612,000, 0.000% -
         5.375%, 09/17/10 -- 09/30/22, with total
         market value $91,198,400)                           89,410       89,410
      Deutsche Bank
         0.060%, dated 10/30/09, to be
         repurchased on 11/02/09, repurchase
         price $90,000,450 (collateralized
         by various U.S. Government
         obligations, ranging in par value
         $4,411,000 - $29,565,000, 0.000% -
         5.750%, 01/25/10 -- 10/18/16, with
         total market value $91,800,043)                     90,000       90,000
                                                                      ----------
   TOTAL REPURCHASE AGREEMENTS (COST $179,410)                           179,410
                                                                      ----------
   TOTAL INVESTMENTS -- 100.0% (COST $479,353) +                      $  479,353
                                                                      ----------

PERCENTAGES ARE BASED ON NET ASSETS $479,333 (000).

(A) VARIABLE RATE SECURITY -- THE RATE REPORTED IS THE RATE IN EFFECT AT OCTOBER 31, 2009.

(B)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2009.

(C)  TRI-PARTY REPURCHASE AGREEMENT.

FFCB - FEDERAL FARM CREDIT BANK

FHLB - FEDERAL HOME LOAN BANK

FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION

+ FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK COST. COST FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

AS OF OCTOBER 31, 2009, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 2 IN ACCORDANCE WITH ASC 820 (FORMERLY SFAS NO. 157).

HHF-QH-007-0300

SCHEDULE OF INVESTMENTS

                                                    OCTOBER 31, 2009 (UNAUDITED)

HANCOCK HORIZON STRATEGIC INCOME BOND FUND

                                                            FACE
                                                           AMOUNT        VALUE
DESCRIPTION                                                (000)         (000)
-----------                                              ----------   ----------
CORPORATE BONDS -- 27.5%
   Aerospace & Defense -- 2.3%
      General Dynamics
         4.500%, 08/15/10                                $    1,000   $    1,030
      Honeywell International
         5.300%, 03/01/18                                     1,400        1,504
                                                                      ----------
   TOTAL AEROSPACE & DEFENSE                                               2,534
                                                                      ----------
   Agriculture -- 1.9%
      Cargill (C)
         4.375%, 06/01/13                                     2,000        2,081
                                                                      ----------
   TOTAL AGRICULTURE                                                       2,081
                                                                      ----------
   Banks -- 0.9%
      Citigroup
         5.300%, 01/07/16                                     1,000          989
                                                                      ----------
   TOTAL BANKS                                                               989
                                                                      ----------
   Building & Construction -- 1.3%
      CRH America
         8.125%, 07/15/18                                     1,300        1,501
                                                                      ----------
   TOTAL BUILDING & CONSTRUCTION                                           1,501
                                                                      ----------
   Chemicals -- 1.9%
      Dow Chemical
         6.000%, 10/01/12                                     1,000        1,069
      E.I. Du Pont de Nemours
         4.125%, 04/30/10                                     1,000        1,019
                                                                      ----------
   TOTAL CHEMICALS                                                         2,088
                                                                      ----------
   Electrical Services & Equipment -- 0.8%
      Pacificorp
         6.900%, 11/15/11                                       793          879
                                                                      ----------
   TOTAL ELECTRICAL SERVICES & EQUIPMENT                                     879
                                                                      ----------
   Electrical Utilities -- 0.9%
      Northeast Utilities
         5.650%, 06/01/13                                     1,000        1,033
                                                                      ----------
   TOTAL ELECTRICAL UTILITIES                                              1,033
                                                                      ----------
   Entertainment -- 1.0%
      Walt Disney
         4.500%, 12/15/13                                     1,000        1,072
                                                                      ----------
   TOTAL ENTERTAINMENT                                                     1,072
                                                                      ----------

                                                            FACE
                                                           AMOUNT        VALUE
DESCRIPTION                                                (000)         (000)
-----------                                              ----------   ----------
   Financial Services -- 7.0%
      Boeing Capital
         6.500%, 02/15/12                                $    1,000   $    1,102
   Ford Motor Credit
         7.375%, 02/01/11                                       650          653
   General Electric Capital
         6.875%, 11/15/10                                       500          530
   Lehman Brothers Holdings (B)
         6.875%, 05/02/18                                     1,500          242
   Merrill Lynch
         6.050%, 05/16/16                                     1,000        1,001
   Morgan Stanley
         5.550%, 04/27/17                                       970          976
   New York Life Global Funding (C)
         4.600%, 04/15/13                                     1,600        1,685
   Simon Property Group REIT
         5.600%, 09/01/11                                     1,500        1,571
                                                                      ----------
   TOTAL FINANCIAL SERVICES                                                7,760
                                                                      ----------
   Food, Beverage & Tobacco -- 0.5%
      Campbell Soup
         6.750%, 02/15/11                                       500          536
                                                                      ----------
   TOTAL FOOD, BEVERAGE & TOBACCO                                            536
                                                                      ----------
   Medical Products & Services -- 1.8%
      Humana
         7.200%, 06/15/18                                     1,425        1,453
   Medco Health Solutions
         7.250%, 08/15/13                                       500          561
                                                                      ----------
   TOTAL MEDICAL PRODUCTS & SERVICES                                       2,014
                                                                      ----------
   Oil Exploration & Production -- 0.8%
      Anadarko Petroleum
         5.000%, 10/01/12                                       850          884
                                                                      ----------
   TOTAL OIL EXPLORATION & PRODUCTION                                        884
                                                                      ----------
   Printing & Publishing -- 0.9%
      Gannett
         5.750%, 06/01/11                                     1,000          980
                                                                      ----------
   TOTAL PRINTING & PUBLISHING                                               980
                                                                      ----------

SCHEDULE OF INVESTMENTS

                                                    OCTOBER 31, 2009 (UNAUDITED)

HANCOCK HORIZON STRATEGIC INCOME BOND FUND

                                                            FACE
                                                           AMOUNT        VALUE
DESCRIPTION                                                 (000)        (000)
-----------                                              ----------   ----------
   Retail -- 2.3%
      Target
         5.375%, 05/01/17                                $    1,000   $    1,078
      Wal-Mart Stores
         4.000%, 01/15/10                                     1,000        1,007
      Yum! Brands
         6.250%, 04/15/16                                       500          544
                                                                      ----------
   TOTAL RETAIL                                                            2,629
                                                                      ----------
   Telephones & Telecommunication -- 1.9%
      BellSouth
         6.000%, 10/15/11                                     1,000        1,083
      SBC Communications
         5.875%, 08/15/12                                     1,000        1,098
                                                                      ----------
   TOTAL TELEPHONES & TELECOMMUNICATION                                    2,181
                                                                      ----------
   Telephones & Telecommunications -- 0.4%
      GTE
         6.840%, 04/15/18                                       445          482
                                                                      ----------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                     482
                                                                      ----------
   Transportation Services -- 0.9%
      United Parcel Service
         3.875%, 04/01/14                                     1,000        1,049
                                                                      ----------
   TOTAL TRANSPORTATION SERVICES                                           1,049
                                                                      ----------
   TOTAL CORPORATE BONDS (COST $30,353)                                   30,692
                                                                      ----------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 27.5%
      FHLMC
         7.000%, 12/01/14                                         4            5
         7.000%, 04/01/15                                         8            8
         5.500%, 08/01/21                                       665          709
         5.500%, 10/01/36                                       934          985
         5.000%, 01/01/13                                       697          716
         5.000%, 10/01/16                                       359          381
         5.000%, 04/01/22                                     1,133        1,201
         5.000%, 04/01/23                                       840          888
         4.500%, 05/01/24                                     1,888        1,964
      FNMA
         7.500%, 12/01/30                                        18           20
         6.500%, 01/01/32                                       135          146
         6.000%, 08/01/35                                     1,269        1,354
         6.000%, 05/01/36                                       854          910

                                                            FACE
                                                           AMOUNT        VALUE
DESCRIPTION                                                (000)         (000)
-----------                                              ----------   ----------
      FNMA -- (continued)
         6.000%, 07/01/36                                $      694   $      739
         5.500%, 06/01/25                                     1,367        1,457
         5.500%, 10/01/34                                       466          492
         5.500%, 01/01/36                                       912          962
         5.500%, 02/01/36                                     1,301        1,372
         5.500%, 04/01/36                                       974        1,027
         5.000%, 10/01/18                                       268          287
         5.000%, 12/01/18                                       310          331
         5.000%, 11/01/21                                     1,142        1,204
         5.000%, 05/01/38                                     1,769        1,837
         4.500%, 07/01/18                                       691          733
         4.500%, 07/01/24                                     2,463        2,563
         4.000%, 09/01/10                                       438          444
      GNMA
         7.500%, 08/15/12                                         5            5
         7.500%, 09/15/13                                         4            4
         7.500%, 12/20/29                                         3            3
         6.500%, 09/15/13                                        14           15
         6.500%, 04/15/14                                         2            2
         6.500%, 03/15/31                                        26           28
         6.500%, 07/15/31                                       395          427
         6.000%, 05/15/28                                         3            3
         6.000%, 09/15/34                                       333          356
         6.000%, 11/15/34                                       151          161
         6.000%, 12/15/34                                       185          197
         5.500%, 01/15/36                                     1,270        1,345
         5.500%, 04/15/36                                       911          964
         5.000%, 09/15/17                                       150          160
         5.000%, 12/15/17                                       294          313
         5.000%, 10/15/18                                        26           28
         5.000%, 11/15/18                                        23           25
         5.000%, 01/15/19                                       528          563
         5.000%, 03/15/33                                        25           26
         5.000%, 04/15/33                                        18           19
         5.000%, 06/15/33                                        62           65
         5.000%, 04/15/38                                     2,137        2,225
         4.500%, 02/15/20                                       913          964
                                                                      ----------
   TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
      OBLIGATIONS (COST $29,125)                                          30,633
                                                                      ----------

SCHEDULE OF INVESTMENTS

                                                    OCTOBER 31, 2009 (UNAUDITED)

HANCOCK HORIZON STRATEGIC INCOME BOND FUND

                                                            FACE
                                                           AMOUNT
                                                          (000)/         VALUE
DESCRIPTION                                                SHARES        (000)
-----------                                             -----------   ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 27.0%
   FFCB
      5.540%, 11/07/16                                   $    1,500   $    1,682
      4.450%, 06/01/15                                        2,500        2,686
   FHLB
      5.250%, 06/10/11                                        3,000        3,205
      5.125%, 06/11/38                                        1,500        1,524
      5.000%, 12/09/16                                        1,000        1,102
      5.000%, 11/17/17                                        1,000        1,093
      5.000%, 12/08/17                                        1,000        1,086
      4.500%, 06/21/10                                        1,500        1,540
      2.250%, 04/13/12                                        1,500        1,535
   FHLMC
      7.000%, 03/15/10                                        1,500        1,537
      5.250%, 04/18/16                                        1,000        1,120
      5.125%, 08/23/10                                        2,000        2,075
      4.500%, 01/15/15                                        1,750        1,898
   FNMA
      6.250%, 05/15/29                                        1,500        1,801
      5.500%, 03/15/11                                        1,500        1,599
      4.140%, 02/04/15                                        2,000        2,010
      5.000%, 02/13/17                                          500          553
   FNMA (A)
      0.510%, 01/19/10                                        2,000        2,000
                                                                      ----------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (COST $28,446)                                                      30,046
                                                                      ----------
EXCHANGE TRADED FUNDS -- 11.1%
      iShares iBoxx High Yield Fund                          41,000        3,492
      iShares iBoxx Investment Grade
         Corporate Bond Fund                                 84,458        8,926
                                                                      ----------
   TOTAL EXCHANGE TRADED FUNDS (COST $11,846)                             12,418
                                                                      ----------
MUNICIPAL BONDS -- 1.8%
      City of Lafayette Louisiana,
         Public Improvements, Ser A
         7.230%, 03/01/34                                     1,000          998
      State of California
         5.250%, 08/01/38                                     1,000          964
                                                                      ----------
   TOTAL MUNICIPAL BONDS (COST $1,993)                                     1,962
                                                                      ----------
CASH EQUIVALENT -- 4.2%
      Hancock Horizon Government
         Money Market Fund,
         Trust Class Shares, 0.010% (D) (E)               4,647,245        4,647
                                                                      ----------
   TOTAL CASH EQUIVALENT (COST $4,647)                                     4,647
                                                                      ----------
   TOTAL INVESTMENTS -- 99.1% (COST $106,410) +                       $  110,398
                                                                      ----------

PERCENTAGES ARE BASED ON NET ASSETS $111,395 (000).

(A) DISCOUNT NOTE -- THE RATE REPORTED IS THE EFFECTIVE YIELD AT THE TIME OF PURCHASE.

(B)  SECURITY IS IN DEFAULT ON INTEREST PAYMENTS.

(C) 144A -- SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON OCTOBER 31, 2009, THE VALUE OF THESE SECURITIES AMOUNTED TO $3,766 (000S), REPRESENTING 3.4% OF THE NET ASSETS.

(D)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2009.

(E)  INVESTMENT IN AFFILIATED COMPANY.

FFCB - FEDERAL FARM CREDIT BANK

FHLB - FEDERAL HOME LOAN BANK

FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA - FEDERAL NATIONAL MORTGAGE ASSOCIATION

GNMA - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

REIT - REAL ESTATE INVESTMENT TRUST

SER  - SERIES

+ AT OCTOBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $106,410, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $5,311 AND $(1,323), RESPECTIVELY. COST AND UNREALIZED FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF OCTOBER 31, 2009 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE ($ THOUSANDS):

INVESTMENTS IN SECURITIES    LEVEL 1   LEVEL 2   LEVEL 3   TOTAL
-------------------------   --------   -------   -------   --------
Corporate Bonds             $     --   $30,692     $--     $ 30,692
U.S. Government
   Mortgage-Backed
   Obligations                    --    30,633      --       30,633
U.S. Government
   Agency Obligations             --    30,046      --       30,046
Exchage Traded Funds          12,418        --      --       12,418
Cash Equivalent                4,647        --      --        4,647
Municipal Bonds                   --     1,962      --        1,962
                            --------   -------     ---     --------
   TOTAL INVESTMENTS
      IN SECURITIES         $ 17,065   $93,333     $--     $110,398
                            ========   =======     ===     ========

HHF-QH-006-0300

SCHEDULE OF INVESTMENTS

                                                    OCTOBER 31, 2009 (UNAUDITED)

HANCOCK HORIZON VALUE FUND

                                                                        VALUE
DESCRIPTION                                                SHARES       (000)
-----------                                              ----------   ----------
COMMON STOCK -- 97.9%
Advertising Agencies -- 1.3%
   Omnicom Group                                             53,000   $    1,817
                                                                      ----------
TOTAL ADVERTISING AGENCIES                                                 1,817
                                                                      ----------
Aerospace & Defense -- 4.2%
   L-3 Communications Holdings, Cl 3                         23,000        1,663
   Raytheon                                                  46,000        2,083
   Rockwell Collins                                          40,000        2,015
                                                                      ----------
TOTAL AEROSPACE & DEFENSE                                                  5,761
                                                                      ----------
Automotive -- 1.4%
   O'Reilly Automotive *                                     50,000        1,864
                                                                      ----------
TOTAL AUTOMOTIVE                                                           1,864
                                                                      ----------
Banks -- 2.9%
   JPMorgan Chase                                            47,000        1,963
   Wells Fargo                                               75,000        2,064
                                                                      ----------
TOTAL BANKS                                                                4,027
                                                                      ----------
   Chemicals -- 4.7%
   EI Du Pont de Nemours                                     60,000        1,909
   Lubrizol                                                  36,000        2,396
   Sigma-Aldrich                                             43,000        2,233
                                                                      ----------
TOTAL CHEMICALS                                                            6,538
                                                                      ----------
   Computer Software -- 1.1%
   Synopsys *                                                70,000        1,540
                                                                      ----------
TOTAL COMPUTER SOFTWARE                                                    1,540
                                                                      ----------
Computers & Services -- 6.3%
   Diebold                                                   52,000        1,572
   EMC *                                                    130,000        2,141
   QLogic *                                                 140,000        2,456
   Teradata *                                                89,000        2,481
                                                                      ----------
TOTAL COMPUTERS & SERVICES                                                 8,650
                                                                      ----------
Containers & Packaging -- 1.5%
   Ball                                                      42,000        2,072
                                                                      ----------
TOTAL CONTAINERS & PACKAGING                                               2,072
                                                                      ----------
Cosmetics & Toiletries -- 1.8%
   Colgate Palmolive                                         32,000        2,516
                                                                      ----------
TOTAL COSMETICS & TOILETRIES                                               2,516
                                                                      ----------

                                                                        VALUE
DESCRIPTION                                                SHARES       (000)
-----------                                              ----------   ----------
Drugs -- 6.0%
   Abbott Laboratories                                       46,000   $    2,326
   Bristol-Myers Squibb                                      84,000        1,831
   Johnson & Johnson                                         36,000        2,126
   Pfizer                                                   115,000        1,959
                                                                      ----------
TOTAL DRUGS                                                                8,242
                                                                      ----------
Electrical Utilities -- 5.9%
   American Electric Power                                   65,000        1,964
   DTE Energy                                                50,000        1,849
   FPL Group                                                 47,000        2,308
   Southern                                                  66,000        2,059
                                                                      ----------
TOTAL ELECTRICAL UTILITIES                                                 8,180
                                                                      ----------
Entertainment -- 1.5%
   Walt Disney                                               75,000        2,053
                                                                      ----------
TOTAL ENTERTAINMENT                                                        2,053
                                                                      ----------
Financial Services -- 1.7%
   Goldman Sachs Group                                       14,000        2,382
                                                                      ----------
TOTAL FINANCIAL SERVICES                                                   2,382
                                                                      ----------
Food, Beverage & Tobacco -- 6.4%
   Campbell Soup                                             62,000        1,968
   Coca-Cola                                                 40,000        2,132
   General Mills                                             40,000        2,637
   Molson Coors Brewing, Cl B                                43,000        2,106
                                                                      ----------
TOTAL FOOD, BEVERAGE & TOBACCO                                             8,843
                                                                      ----------
Gas & Natural Gas -- 4.5%
   AGL Resources                                             59,000        2,063
   Oneok                                                     59,000        2,136
   Spectra Energy                                           108,000        2,065
                                                                      ----------
TOTAL GAS & NATURAL GAS                                                    6,264
                                                                      ----------
Household Products -- 1.7%
   Newell Rubbermaid                                        164,000        2,380
                                                                      ----------
TOTAL HOUSEHOLD PRODUCTS                                                   2,380
                                                                      ----------
Industrials -- 1.3%
   Carlisle                                                  58,000        1,800
                                                                      ----------
TOTAL INDUSTRIALS                                                          1,800
                                                                      ----------

SCHEDULE OF INVESTMENTS

                                                    OCTOBER 31, 2009 (UNAUDITED)

HANCOCK HORIZON VALUE FUND

                                                                        VALUE
DESCRIPTION                                                SHARES       (000)
-----------                                              ----------   ----------
Insurance -- 9.2%
   American Financial Group                                  83,000   $    2,042
   Chubb                                                     48,000        2,329
   Reinsurance Group of America, Cl A                        45,000        2,075
   Torchmark                                                 45,000        1,827
   Travelers                                                 46,000        2,290
   Unum Group                                               110,000        2,194
                                                                      ----------
TOTAL INSURANCE                                                           12,757
                                                                      ----------
Investment Management Companies -- 1.3%
   Federated Investors, Cl B                                 70,000        1,838
                                                                      ----------
TOTAL INVESTMENT MANAGEMENT COMPANIES                                      1,838
                                                                      ----------
Machinery -- 1.6%
   Illinois Tool Works                                       47,570        2,184
                                                                      ----------
TOTAL MACHINERY                                                            2,184
                                                                      ----------
Managed Health Care -- 1.3%
   UnitedHealth Group                                        70,000        1,817
                                                                      ----------
TOTAL MANAGED HEALTH CARE                                                  1,817
                                                                      ----------
Manufacturing -- 1.5%
   Kellogg                                                   39,000        2,010
                                                                      ----------
TOTAL MANUFACTURING                                                        2,010
                                                                      ----------
Medical Products & Services -- 1.6%
   Zimmer Holdings *                                         43,000        2,261
                                                                      ----------
TOTAL MEDICAL PRODUCTS & SERVICES                                          2,261
                                                                      ----------
Multi-Utilities -- 1.5%
   Sempra Energy                                             39,000        2,007
                                                                      ----------
TOTAL MULTI-UTILITIES                                                      2,007
                                                                      ----------
Oil Drilling & Refining -- 1.4%
   Schlumberger                                              32,000        1,990
                                                                      ----------
TOTAL OIL DRILLING & REFINING                                              1,990
                                                                      ----------
Paper & Paper Products -- 1.4%
   Bemis                                                     75,000        1,937
                                                                      ----------
TOTAL PAPER & PAPER PRODUCTS                                               1,937
                                                                      ----------
Petroleum & Fuel Products -- 5.0%
   Apache                                                    25,000        2,353
   Occidental Petroleum                                      30,000        2,276
   XTO Energy                                                53,000        2,203
                                                                      ----------
TOTAL PETROLEUM & FUEL PRODUCTS                                            6,832
                                                                      ----------
Petroleum Refining -- 4.4%
   Exxon Mobil                                               27,000        1,935
   Marathon Oil                                              60,000        1,918
   Murphy Oil                                                37,000        2,262
                                                                      ----------
TOTAL PETROLEUM REFINING                                                   6,115
                                                                      ----------

                                                                        VALUE
DESCRIPTION                                                SHARES       (000)
-----------                                              ----------   ----------
Retail -- 7.8%
   Brands                                                   130,000   $    2,288
   Family Dollar Stores                                      65,000        1,840
   Genuine Parts                                             59,000        2,064
   Kohl's *                                                  41,000        2,346
   McDonald's                                                38,000        2,227
                                                                      ----------
TOTAL RETAIL                                                              10,765
                                                                      ----------
Semi-Conductors & Instruments -- 1.4%
   Applied Materials                                        158,000        1,928
                                                                      ----------
TOTAL SEMI-CONDUCTORS & INSTRUMENTS                                        1,928
                                                                      ----------
Telephones & Telecommunication -- 2.7%
   AT&T                                                      75,000        1,925
   Verizon Communications                                    60,000        1,776
                                                                      ----------
TOTAL TELEPHONES & TELECOMMUNICATION                                       3,701
                                                                      ----------
Wholesale -- 1.6%
   AmerisourceBergen, Cl A                                  100,000        2,215
                                                                      ----------
TOTAL WHOLESALE                                                            2,215
                                                                      ----------
TOTAL COMMON STOCK (COST $130,479)                                       135,286
                                                                      ----------
CASH EQUIVALENT -- 1.9%
   Hancock Horizon Government
      Money Market Fund,
      Trust Class Shares, 0.010% (A) (B)                  2,628,176        2,628
                                                                      ----------
TOTAL CASH EQUIVALENT (COST $2,628)                                        2,628
                                                                      ----------
TOTAL INVESTMENTS -- 99.8% (COST $133,107) +                          $  137,914
                                                                      ----------

PERCENTAGES ARE BASED ON NET ASSETS $138,174 (000).

*    NON-INCOME PRODUCING SECURITY.

(A)  INVESTMENT IN AFFILIATED COMPANY.

(B)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2009.

CL - CLASS

+ AT OCTOBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $133,107, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $11,958 AND $(7,151), RESPECTIVELY. COST AND UNREALIZED FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

AS OF OCTOBER 31, 2009, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1 IN ACCORDANCE WITH ASC 820 (FORMERLY SFAS NO. 157).

HHF-QH-001-0300

SCHEDULE OF INVESTMENTS

                                                    OCTOBER 31, 2009 (UNAUDITED)

HANCOCK HORIZON GROWTH FUND

                                                                         VALUE
DESCRIPTION                                                SHARES        (000)
-----------                                              ----------   ----------
COMMON STOCK -- 97.5%
   Aerospace & Defense -- 2.7%
      Alliant Techsystems *                                  10,000   $      778
      ITT                                                    20,000        1,014
                                                                      ----------
   TOTAL AEROSPACE & DEFENSE                                               1,792
                                                                      ----------
   Agriculture -- 1.5%
      CF Industries Holdings                                 12,000          999
                                                                      ----------
   TOTAL AGRICULTURE                                                         999
                                                                      ----------
   Beauty Products -- 2.7%
      Avon Products                                          32,000        1,025
      NBTY *                                                 22,000          801
                                                                      ----------
   TOTAL BEAUTY PRODUCTS                                                   1,826
                                                                      ----------
   Chemicals -- 1.3%
      Albemarle                                              27,000          853
                                                                      ----------
   TOTAL CHEMICALS                                                           853
                                                                      ----------
   Computer Software -- 4.2%
      Citrix Systems *                                       36,000        1,323
      Factset Research Systems                               23,000        1,473
                                                                      ----------
   TOTAL COMPUTER SOFTWARE                                                 2,796
                                                                      ----------
   Computers & Services -- 10.1%
      Apple *                                                 6,000        1,131
      Fidelity National Information Services                 39,000          849
      Fiserv *                                               24,000        1,101
      Hewlett-Packard                                        25,000        1,186
      International Business Machines                        13,000        1,568
      Western Digital *                                      26,000          876
                                                                      ----------
   TOTAL COMPUTERS & SERVICES                                              6,711
                                                                      ----------
   Consumer Products -- 1.7%
      Nike, Cl B                                             18,000        1,119
                                                                      ----------
   TOTAL CONSUMER PRODUCTS                                                 1,119
                                                                      ----------
   Containers & Packaging -- 1.7%
      Pactiv *                                               50,000        1,154
                                                                      ----------
   TOTAL CONTAINERS & PACKAGING                                            1,154
                                                                      ----------

                                                                         VALUE
DESCRIPTION                                                SHARES        (000)
-----------                                              ----------   ----------
   Data Processing & Outsourced Services -- 1.9%
      Computer Sciences *                                    25,000   $    1,268
                                                                      ----------
   TOTAL DATA PROCESSING & OUTSOURCED SERVICES                             1,268
                                                                      ----------
   Drug Retail -- 3.2%
      CVS Caremark                                           30,000        1,059
      Walgreen                                               29,000        1,097
                                                                      ----------
   TOTAL DRUG RETAIL                                                       2,156
                                                                      ----------
   Drugs -- 4.4%
      Mylan *                                                59,000          958
      Schering-Plough                                        38,000        1,072
      Watson Pharmaceuticals *                               27,000          929
                                                                      ----------
   TOTAL DRUGS                                                             2,959
                                                                      ----------
   Educational Services -- 1.2%
      ITT Educational Services *                              9,000          813
                                                                      ----------
   TOTAL EDUCATIONAL SERVICES                                                813
                                                                      ----------
   Electronic Components & Equipment -- 2.4%
      Amphenol, Cl A                                         40,000        1,605
                                                                      ----------
   TOTAL ELECTRONIC COMPONENTS & EQUIPMENT                                 1,605
                                                                      ----------
   Engineering Services -- 2.8%
     Fluor                                                   20,000          888
     URS *                                                   25,000          972
                                                                      ----------
   TOTAL ENGINEERING SERVICES                                              1,860
                                                                      ----------
   Financial Services -- 1.1%
      T Rowe Price Group                                     15,000          731
                                                                      ----------
   TOTAL FINANCIAL SERVICES                                                  731
                                                                      ----------
   Food, Beverage & Tobacco -- 1.4%
      Hormel Foods                                           26,000          948
                                                                      ----------
   TOTAL FOOD, BEVERAGE & TOBACCO                                            948
                                                                      ----------
   Information Technology -- 7.3%
      BMC Software *                                         38,000        1,412
      CA                                                     50,000        1,046
      Cognizant Technology Solutions, Cl A *                 25,000          966
      Oracle                                                 67,000        1,414
                                                                      ----------
   TOTAL INFORMATION TECHNOLOGY                                            4,838
                                                                      ----------

SCHEDULE OF INVESTMENTS

                                                    OCTOBER 31, 2009 (UNAUDITED)

HANCOCK HORIZON GROWTH FUND

                                                                         VALUE
DESCRIPTION                                                SHARES        (000)
-----------                                              ----------   ----------
   Insurance -- 1.8%
      Principal Financial Group                              24,000   $      601
      Prudential Financial                                   13,000          588
                                                                      ----------
   TOTAL INSURANCE                                                         1,189
                                                                      ----------
   Leasing & Renting -- 1.6%
      Bed Bath & Beyond *                                    30,000        1,056
                                                                      ----------
   TOTAL LEASING & RENTING                                                 1,056
                                                                      ----------
   Machinery -- 1.2%
      Valmont Industries                                     11,000          795
                                                                      ----------
   TOTAL MACHINERY                                                           795
                                                                      ----------
   Manufacturing -- 1.7%
      JM Smucker                                             22,000        1,160
                                                                      ----------
   TOTAL MANUFACTURING                                                     1,160
                                                                      ----------
   Medical Products & Services -- 11.1%
      Baxter International                                   22,000        1,189
      Becton Dickinson                                       18,000        1,231
      Express Scripts, Cl A *                                11,000          879
      Hospira *                                              21,000          937
      Idexx Laboratories *                                   20,000        1,022
      Laboratory Corp of America Holdings *                  14,000          965
      Waters *                                               20,000        1,149
                                                                      ----------
   TOTAL MEDICAL PRODUCTS & SERVICES                                       7,372
                                                                      ----------
   Petroleum & Fuel Products -- 2.7%
      Diamond Offshore Drilling                              10,000          953
      Tidewater                                              20,000          833
                                                                      ----------
   TOTAL PETROLEUM & FUEL PRODUCTS                                         1,786
                                                                      ----------
   Retail -- 17.7%
      Aeropostale *                                          21,000          788
      Big Lots *                                             59,000        1,478
      Dollar Tree *                                          20,000          903
      Gap                                                    69,000        1,472
      Polo Ralph Lauren, Cl A                                22,000        1,637
      Ross Stores                                            25,000        1,100
      Target                                                 23,000        1,114
      TJX                                                    30,000        1,121
      WW Grainger                                            13,000        1,218
      Yum! Brands                                            30,000          989
                                                                      ----------
   TOTAL RETAIL                                                           11,820
                                                                      ----------

                                                                         VALUE
DESCRIPTION                                                SHARES        (000)
-----------                                              ----------   ----------
   Semi-Conductors & Instruments -- 1.5%
      Texas Instruments                                      42,000   $      985
                                                                      ----------
   TOTAL SEMI-CONDUCTORS & INSTRUMENTS                                       985
                                                                      ----------
   Telecommunication Services -- 2.9%
      eBay *                                                 39,000          869
      Google, Cl A *                                          2,000        1,072
                                                                      ----------
   TOTAL TELECOMMUNICATION SERVICES                                        1,941
                                                                      ----------
   Telephones & Telecommunication -- 1.5%
      CenturyTel                                             30,000          974
                                                                      ----------
   TOTAL TELEPHONES & TELECOMMUNICATION                                      974
                                                                      ----------
   Transportation Services -- 2.2%
      Bucyrus International, Cl A                            33,000        1,466
                                                                      ----------
   TOTAL TRANSPORTATION SERVICES                                           1,466
                                                                      ----------
   TOTAL COMMON STOCK (COST $58,319)                                      64,972
                                                                      ----------
CASH EQUIVALENT -- 2.4%
      Hancock Horizon Government
         Money Market Fund,
         Trust Class Shares, 0.010% (A) (B)               1,621,279        1,621
                                                                      ----------
   TOTAL CASH EQUIVALENT (COST $1,621)                                     1,621
                                                                      ----------
   TOTAL INVESTMENTS -- 99.9% (COST $59,940) +                        $   66,593
                                                                      ----------

PERCENTAGES ARE BASED ON NET ASSETS $66,675 (000).

*    NON-INCOME PRODUCING SECURITY.

(A)  INVESTMENT IN AFFILIATED COMPANY.

(B)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2009.

CL - CLASS

+ AT OCTOBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $59,940, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $8,807 AND $(2,154), RESPECTIVELY. COST AND UNREALIZED FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

AS OF OCTOBER 31, 2009, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1 IN ACCORDANCE WITH ASC 820 (FORMERLY SFAS NO. 157).

HHF-QH-004-0300

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund II


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: December 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: December 23, 2009


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller and
                                        Chief Financial Officer

Date: December 23, 2009